Schedule of Interest in Associates (Details) - Good earth oils pty ltd [member]		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Principal place of business/Country of Incorporation		Australia
Percentage Owned	[1]	100.00%	50.00%

[1]	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries